Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Schedule of a roll forward of the level 3 valuation financial instruments Abstract
Schedule of assets or liabilities measured at fair value
	July 31, 2022			October 31, 2021
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative liabilities	$—	$—	$153,206	$—	$—	$86,884

	At October 31, 2021			At December 31, 2020
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative liabilities	—	—	86,884	—	—	180,029

Schedule of a roll forward of the level 3 valuation financial instruments
Nine Months Ended July 31, 2022
(Unaudited)
Balance on October 31, 2021	$86,884
Increase in derivative liabilities included in debt discount	122,177
Change in fair value of derivative liabilities	(55,855)
Balance on July 31, 2022	$153,206

	Ten Months Ended October 31, 2021	Year Ended December 31, 2020
Balance at beginning of year	$180,029	$—
Initial valuation of derivative liabilities included in debt discount	223,358	212,344
Reclassification of derivative liability to gain on debt extinguishment	(26,629)
Change in fair value of derivative liabilities	(289,874)	(32,315)
Balance at end of the period	$86,884	$180,029

Schedule of computation of diluted shares outstanding and all dilutive securities
	July 31,
	2022	2021
Common Stock Equivalents:
Stock Warrants	17,750,156	12,071,461
Convertible Notes	7,821,102	1,512,844
Total	25,571,258	13,584,305

	October 31, 2021	December 31, 2020
Common Stock Equivalents:
Stock Options	—	60,638
Stock Warrants	15,745,066	11,278,211
Convertible Debt	1,041,435	589,704
Total	16,786,501	11,928,553